Cover Page Cover Page	Nov. 12, 2019
Cover page.
Title of 12(b) Security	Common stock, par value $.0001 per share
Entity Emerging Growth Company	false
Document Type	8-K/A
Document Period End Date	Nov. 12, 2019
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Address Line Two	Suite 1450
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	GTT Communications, Inc.
Amendment Flag	true
Entity Central Index Key	0001315255
Entity File Number	001-35965
Entity Tax Identification Number	20-2096338
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	442-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GTT
Security Exchange Name	NYSE
Amendment Description	The sole purpose of this Amendment No. 1 (this "Form 8-K/A") to the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 12, 2019 (the "Original Form 8-K"), is to add Inline eXtensible Business Reporting Language ("XBRL") tagging to the cover page of this Form 8-K/A and to include Exhibit 104 in Item 9.01(d) of this Form 8-K/A. No other changes have been made to the Original Form 8-K.